BUSINESS ORGANIZATION, LIQUIDITY AND MANAGEMENT'S PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1 — BUSINESS ORGANIZATION, LIQUIDITY AND MANAGEMENT’S PLANS

Business Organization

Long Island Iced Tea Corp, a Delaware C-Corporation (“LIIT”), was formed on December 23, 2014. LIIT was formed in order to allow for the completion of mergers between Cullen Agricultural Holding Corp. (“Cullen”) and Long Island Brand Beverages LLC (“LIBB”). On December 31, 2014, LIIT entered into a merger agreement, as amended as of April 23, 2015, with Cullen, a public company, Cullen Merger Sub, Inc. (“Cullen Merger Sub”), LIBB Acquisition Sub, LLC (“LIBB Merger Sub”), Long Island Brand Beverages LLC (“LIBB”) and the founders of LIBB (“Founders”). Pursuant to the merger agreement, (a) Cullen Merger Sub was to be merged with and into Cullen, with Cullen surviving and becoming a wholly-owned subsidiary of LIIT and (b) LIBB Merger Sub was to be merged with and into LIBB, with LIBB surviving and becoming a wholly-owned subsidiary of LIIT (the “Mergers”). As a result of the merger which was consummated on May 27, 2015, LIIT consisted of its wholly owned subsidiaries, LIBB (its operating subsidiary) and Cullen and Cullen’s wholly owned subsidiaries, Cullen Agricultural Technologies, Inc. and Natural Dairy, Inc. (collectively the “Company”).
For accounting purposes, the Mergers were treated as an acquisition of Cullen by LIBB and as a recapitalization of LIBB, as the former LIBB members hold a large percent of the LIIT’s shares and will exercise significant influence over the operating and financial policies of the consolidated entity and the Company was a public shell company at the time of the transaction. Pursuant to Accounting Standards Codification (“ASC”) 805-10-55-11 through 55-15, the merger or acquisition of a private operating company into a non-operating public shell with nominal assets is considered a capital transaction in substance rather than a business combination. As a result, the condensed consolidated statements of operations and statements of cash flows of LIBB have been retroactively updated to reflect the recapitalization. Additionally, the historical condensed consolidated financial statements of LIBB are now reflected as those of the Company.

Overview

The Company produces and distributes premium ready-to-drink iced tea, with a proprietary recipe and quality components. The Company produces a 100% brewed tea, using black tea leaves, purified water and natural cane sugar or sucralose. The Company’s product, Long Island Iced Tea®, is targeted for sale to health conscious consumers on the go. Flavors change from time to time, and have included lemon, peach, raspberry, guava, mango, diet lemon, diet peach, sweet tea, green tea and honey and half tea and half lemonade. The Company also offers lower calorie iced tea in twelve (12) ounce bottles. The lower calorie flavor options include mango, raspberry, and peach. The Company has also introduced four of its flavors in gallon bottles in 2015. The flavors packaged in gallon bottles include lemon, preach, green tea and honey, and mango. In addition, the Company, in order to service certain vending contracts, sells snacks and other beverage products on a limited basis in 2015. During the first quarter of 2016, the Company explored opportunities with other products, such as juices.
The Company sells its products to a mix of independent mid-to-large range distributors who in turn sell to retail outlets, such as big chain supermarkets, mass merchants, convenience stores, restaurants and hotels principally in the Northeastern portion of the United States.

Liquidity and Management’s Plan

As of March 31, 2016, the Company’s cash on hand was $362,854. The Company incurred net losses of $1,417,070 and $378,666 for the three months ended March 31, 2016 and 2015, respectively. At March 31, 2016, the Company’s stockholders’ equity was $1,437,222. As of March 31, 2016, the Company had working capital of $763,090.
During the three months ended March 31, 2016, the Company raised net proceeds of $861,790 through the sale of 230,475 shares of common stock and 230,475 warrants. Included in the net proceeds were $120,000 of stock subscriptions receivable which were collected in April 2016.
On November 23, 2015, LIIT and LIBB, its wholly owned subsidiary, entered into a Credit and Security Agreement (the “Credit Agreement”), by and among LIBB, as the borrower, LIIT and Brentwood LIIT Inc., as the lender (the “Lender”). The Lender is controlled by a related party, Eric Watson, who beneficially owned approximately 16% of the Company on November 23, 2015 and 28.2% as of March 31, 2016. The Credit Agreement provides for a revolving credit facility in an initial amount of up to $1,000,000, subject to increases at the Lender’s discretion as provided in the Credit Agreement (the “Available Amount”), up to a maximum amount of $5,000,000 (the “Facility Amount”). The Available Amount may be increased, in increments of $500,000, up to the Facility Amount, and LIBB may obtain further advances, subject to the approval of the Lender.
On November 23, 2015 and December 10, 2015, LIBB obtained an aggregate of $1,000,000 in advances from the Lender, constituting the full Available Amount at such time. On March 17, 2016, LIIT, LIBB and the Lender agreed to increase the Available Amount by $500,000 to $1,500,000. On March 24, 2016, LIBB obtained a $250,000 advance from the Lender and during May 2016, LIBB will obtain another $250,000 advance from the Lender, as a result of which the Available Amount will be borrowed in full.
The Company has been focused on the development of its brand and its infrastructure, as well as in the establishment of a network of distributors and qualified direct accounts. From inception, the Company has financed its operations through the issuance of debt, equity, and through utilizing trade credit with its vendors.
The Company believes that as a result of a commitment for financing from a stockholder and its working capital as of March 31, 2016 that its cash resources will be sufficient to fund the Company’s net cash requirements for the next twelve months from the date the condensed consolidated financial statements are issued. However, in order to execute the Company’s long-term growth strategy, the Company may need to raise additional funds through private equity offerings, debt financings, or other means. There are no assurances that the Company will be able to raise such funds on terms that would be acceptable to the Company.

NOTE 1 — BUSINESS ORGANIZATION, LIQUIDITY AND MANAGEMENT’S PLANS

Business Organization

Long Island Iced Tea Corp, a Delaware C-Corporation, was formed on December 23, 2014. Long Island Iced Tea Corp. was formed in order to allow for the completion of mergers between Cullen Agricultural Holding Corp. (“Cullen”) and Long Island Brand Beverages LLC (“LIBB”). As a result of the merger which was consummated on May 27, 2015, Long Island Iced Tea Corp. consisted of its wholly owned subsidiaries, Long Island Brand Beverages LLC (its operating subsidiary) and Cullen Agricultural Corp. and its wholly owned subsidiaries, Cullen Agricultural Technologies, Inc. and Natural Dairy, Inc. (collectively the “Company”).
On December 31, 2014, the Company entered into a merger agreement (the “Merger Agreement”), as amended as of April 23, 2015, with Cullen, a public company, LIBB, Cullen Merger Sub, Inc. (“Cullen Merger Sub”), LIBB Acquisition Sub, LLC (“LIBB Merger Sub”), and the founders of LIBB (“Founders”). Pursuant to the merger agreement, (a) Cullen Merger Sub was to be merged with and into Cullen, with Cullen surviving and becoming a wholly-owned subsidiary of Long Island Iced Tea Corp. and (b) LIBB Merger Sub was to be merged with and into LIBB, with LIBB surviving and becoming a wholly-owned subsidiary of Long Island Iced Tea Corp. (the “Mergers”).
Under the merger agreement, upon consummation of the company merger, the holders of the LIBB membership interests (the “LIBB members”) would receive 2,633,334 shares of common stock of Holdco (or approximately 63%), subject to adjustment based on LIBB’s and Cullen’s net working capital at closing.
If LIBB’s estimated net working capital at the closing was less than its net working capital target, the number of shares of Long Island Iced Tea Corp.’s common stock to be received by the LIBB members at the closing was to be reduced by a number of shares, allocated among the LIBB members pro rata, equal to such deficiency divided by $3.00. If LIBB’s estimated net working capital at the closing was more than its net working capital target, the number of shares of Long Island Iced Tea Corp.’s common stock to be received by the LIBB members at the closing was to be increased by a number of shares, allocated among the LIBB members pro rata, equal to such excess divided by $3.00. LIBB’s net working capital target was $70,069, except that for each day after February 15, 2015, the target was reduced by $3,333 for each day after such date through and including the closing date.
If Cullen’s estimated net working capital at the closing was more than its net working capital target, the number of shares of Long Island Iced Tea Corp.’s common stock to be received by the LIBB members at the closing was to be reduced by a number of shares, allocated among the LIBB members pro rata, equal to such excess divided by $3.00. If Cullen’s estimated net working capital at the closing was less than its net working capital target, the number of shares of Long Island Iced Tea Corp.’s common stock to be received by the LIBB members at the closing was to be increased by a number of shares, allocated among the LIBB members pro rata, equal to such deficiency divided by $3.00. Cullen’s net working capital target was $786,985, except that for each day after February 15, 2015, the target was reduced by $667 for each day after such date through and including the closing date.
On May 27, 2015, the Mergers were consummated.
On July 16, 2015, the parties to the Mergers agreed to waive the provisions of the working capital adjustment.
To provide a fund for satisfaction of Cullen, Long Island Iced Tea Corp.’s and LIBB’s post-Closing rights to indemnification under the Merger Agreement, an aggregate of 500,000 of the Merger Shares (“Indemnity Shares”) were placed in escrow, in accordance with an escrow agreement (the “Escrow Agreement”) executed by Long Island Iced Tea Corp., Philip Thomas, as the representative of the LIBB members under the Merger Agreement (the “LIBB Representative”), and Continental Stock Transfer & Trust Company, as escrow agent (the “Escrow Agent”). The escrow is the sole remedy for Cullen, Long Island Iced Tea Corp. and LIBB for their rights to indemnification under the Merger Agreement. The Members’ right to indemnification will be satisfied through the issuance by Long Island Iced Tea Corp. of up to 500,000 additional shares of Long Island Iced Tea Corp.’s Common Stock.

On the date on which Long Island Iced Tea Corp.’s independent registered public accounting firm has issued its report relating to its financial statement for its fiscal year ending December 31, 2015, the Indemnity Shares remaining in escrow will be released to the former LIBB Members except for any shares subject to pending indemnification claims.
For accounting purposes, the Mergers were treated as an acquisition of Cullen by LIBB and as a recapitalization of LIBB, as the former LIBB members hold a large percent of the Long Island Iced Tea Corp.’s shares and will exercise significant influence over the operating and financial policies of the consolidated entity and the Company was a public shell company at the time of the transaction. Pursuant to Accounting Standards Codification (“ASC”) 805-10-55-11 through 55-15, the merger or acquisition of a private operating company into a non-operating public shell with nominal assets is considered a capital transaction in substance rather than a business combination. As a result, the consolidated balance sheets, statements of operations, and statements of cash flows of LIBB have been retroactively updated to reflect the recapitalization. Additionally, the historical consolidated financial statements of LIBB are now reflected as those of the Company.

Overview

The Company produces and distributes premium ready-to-drink iced tea, with a proprietary recipe and quality components. The Company produces a 100% brewed tea, using black tea leaves, purified water and natural cane sugar or sucralose. The Company’s product, Long Island Iced Tea®, is targeted for sale to health conscious consumers on the go. Flavors change from time to time, and have included lemon, peach, raspberry, guava, mango, diet lemon, diet peach, sweet tea, green tea and honey and half tea and half lemonade. The Company also offers lower calorie iced tea in twelve (12) ounce bottles. The lower calorie flavor options include mango, raspberry, and peach. The Company has also introduced four of its flavors in gallon bottles in 2015. The flavors packaged in gallon bottles include lemon, preach, green tea and honey, and mango. In addition, the Company, in order to service certain vending contracts, sells snacks and other beverage products on a limited basis in 2015.
The Company sells its products to a mix of independent mid-to-large range distributors who in turn sell to retail outlets, such as big chain supermarkets, mass merchants, convenience stores, restaurants and hotels principally in the Northeastern portion of the United States.

Liquidity and Management’s Plan

As of December 31, 2015, the Company’s cash on hand was $207,192. The Company incurred net losses of $3,180,269 and $3,151,381 for the years ended December 31, 2015 and 2014, respectively. At December 31, 2015, the Company’s stockholders’ equity was $1,396,560. As of December 31, 2015, the Company had working capital of $342,186.
During 2015, the Company raised capital through the sale of its common stock. Net proceeds from the sale of 142,636 shares of common stock were $568,468 during the year ended December 31, 2015. Net proceeds from the sale of 174,000 shares of common stock and 174,000 warrants were $540,946 during the year ended December 31, 2015. In addition, the Company converted $555,910 of debt into common stock. (See Note 6)
During 2016, the Company raised gross proceeds of $686,900 through the sale of 171,725 shares of common stock and 171,725 warrants.
On November 23, 2015, Long Island Iced Tea Corp. and Long Island Brand Beverages LLC, its wholly owned subsidiary, entered into a Credit and Security Agreement (the “Credit Agreement”), by and among LIBB, as the borrower, the Company and Brentwood LIIT Inc., as the lender (the “Lender”). The Lender is controlled by a related party, Eric Watson, who beneficially owned approximately 16% of the Company on November 23, 2015. The Credit Agreement provides for a revolving credit facility in an initial amount of up to $1,000,000, subject to increases at the Lender’s discretion as provided in the Credit Agreement (the “Available Amount”), up to a maximum amount of $5,000,000 (the “Facility Amount”). The Available Amount may be increased, in increments of $500,000, up to the Facility Amount, and LIBB may obtain further advances, subject to the approval of the Lender.
On March 17, 2016, LIBB and the Lender agreed to increase the Available Amount. No later than March 24, 2016, LIBB, a wholly owned subsidiary of Long Island Iced Tea Corp., will obtain a $250,000 the March Advance from the Lender under the previously Credit Agreement, dated as of November 23, 2015 and amended as of January 10, 2016, by and among LIBB, the Company and the Lender. No later than April 22, 2016, LIBB will obtain another $250,000 advance from the Lender under the Credit Agreement (together with the March Advance, the “Advances”). In connection with the Advances, in accordance with the terms of the Credit Agreement, the Available Amount was increased by $500,000 to $1,500,000, which will be borrowed in full upon completion of the Advances.
The Company has been focused on the development of its brand and its infrastructure, as well as in the establishment of a network of distributors and qualified direct accounts. From inception, the Company has financed its operations through the issuance of debt, equity, and through utilizing trade credit with its vendors.
The Company believes that as a result of a commitment for financing from a stockholder and its working capital as of December 31, 2015 that its cash resources will be sufficient to fund the Company’s net cash requirements through the date of this report. However, in order to execute the Company’s long-term growth strategy, the Company may need to raise additional funds through private equity offerings, debt financings, or other means. There are no assurances that the Company will be able to raise such funds on terms that would be acceptable to the Company.